Introduction and overview of Group's risk management - Foreign exchange exposure on intercompany loans (Details) - Currency risk [member] - Inter Company Loans [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Nigeria, Nairas
Introduction and overview of Group's risk management
Payable to related parties	$ 2,240,110	$ 2,172,230
Rwanda, Rwanda Francs
Introduction and overview of Group's risk management
Payable to related parties	13,108	62,886
Zambia, Kwacha
Introduction and overview of Group's risk management
Payable to related parties	79,081	127,235
South Africa, Rand
Introduction and overview of Group's risk management
Payable to related parties	39,956	40,132
Brazil, Brazil Real
Introduction and overview of Group's risk management
Payable to related parties		269,976
Kuwait, Dinars
Introduction and overview of Group's risk management
Payable to related parties	10,473	9,261
United States of America, Dollars
Introduction and overview of Group's risk management
Payable to related parties	$ 214,271	$ 244,194